STATEMENT OF NET ASSET AVAILABLE FOR BENEFIT - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investment, Fair Value	$ 60,448,581	$ 52,914,497
Due from Broker	74	0
Notes Receivable from Participants	606,455	560,955
Net Assets Available for Benefits	$ 61,055,110	$ 53,475,452